Offerings - Offering: 1	Jun. 06, 2025 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	54,966,188
Maximum Aggregate Offering Price	$ 737,646,242.96
Carry Forward Form Type	S-3
Carry Forward File Number	333-265488
Carry Forward Initial Effective Date	Jun. 08, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 81,288.62
Offering Note	1a Represents shares offered by the selling stockholder identified in this prospectus supplement. Includes an indeterminable number of additional shares of common stock that, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), may be issued to prevent dilution from stock splits, stock dividends or similar transactions that could affect the shares to be offered by the selling stockholder. 1b In accordance with Rule 415(a)(6) of the Securities Act, this prospectus supplement carries forward 54,966,188 shares of unsold common stock previously registered under the registrant's former Registration Statement on Form S-3ASR (File No. 333-265488) and related prospectus supplement dated March 13, 2023 (the "Prior Prospectus"). In connection with the registration of such unsold securities on the Prior Prospectus, the registrant paid registration fees of $81,288.62. All 54,966,188 shares of unsold common stock are being carried forward to this prospectus supplement. Pursuant to Rule 415(a)(6), the offering of the unsold securities registered under the Prior Prospectus is deemed terminated as of the date hereof. 1c Calculated in accordance with Rule 457(r) under the Securities Act. This "Calculation of Filing Fee" table shall be deemed to update the "Calculation of Registration Fee" table in the registrant's Registration Statement on Form S-3ASR filed with the Securities and Exchange Commission on May 27, 2025 (File No. 333-287577) in accordance with Rules 456(b) and 457(r) under the Securities Act.